Property and equipment - Changes in property and equipment (Details) (Parenthetical) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in property, plant and equipment [abstract]
Transferred from assets under construction	₩ 36,258	₩ 26,185